FILE NO. 33-69892
                                                                        811-3341

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                 [x]
Pre-Effective Amendment No.                                                 [ ]
Post-Effective Amendment No. 6                                              [x]


                                     and /or


REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                                         [x]
Amendment No. 7                                                             [x]


                        RELIASTAR SELECT VARIABLE ACCOUNT
                     (formerly NWNL Select Variable Account)
             (Exact Name of Registrant as Specified in its Charter)

                        RELIASTAR LIFE INSURANCE COMPANY
             (formerly Northwestern National Life Insurance Company)
                               (Name of Depositor)

            20 Washington Avenue South, Minneapolis, Minnesota 55401 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (612) 342-7346

                                Robert B. Saginaw
                        ReliaStar Life Insurance Company
                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401
                     (Name and Address of Agent for Service)

            Approximate date of proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

              It is proposed that this filing will become effective
                            (check appropriate space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on August 8, 1997 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date), pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Registrant has chosen to register an indefinite amount of securities in accordance with Rule 24f-2. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on or about February 21, 1997.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements of effectiveness of this Post-Effective Amendment No. 6 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 4th day of August, 1997.

                         RELIASTAR SELECT VARIABLE ACCOUNT
                         (Registrant)

                         By RELIASTAR LIFE INSURANCE COMPANY
                            (Depositor)

                         By /S/ JOHN G. TURNER
                            John G. Turner,
                            Chairman and Chief Executive Officer



As required by the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf, in the City of Minneapolis and State of Minnesota, on this 4th day of August, 1997.

                         RELIASTAR LIFE INSURANCE COMPANY
                         (Depositor)

                         By /S/ JOHN G. TURNER
                            John G. Turner,
                            Chairman and Chief Executive Officer



As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on this 4th day of August, 1997 by the following directors and officers of Depositor in the capacities indicated:


SIGNATURE                     TITLE
---------                     -----
/S/ JOHN G. TURNER            Chairman and Chief Executive Officer
John G. Turner

/S/ WAYNE R. HUNEKE           Senior Vice President, Chief Financial Officer
Wayne R. Huneke               and Treasurer

/S/ CHRIS D. SCHREIER         Second Vice President and Controller
Chris D. Schreier

R. Michael Conley         Kenneth U. Kuk               John G. Turner
Richard R. Crowl          William R. Merriam           Steven W. Wishart
John H. Flittie           Robert C. Salipante
Wayne R. Huneke           Donald L. Swanson

A majority of the Board of Directors.


Stewart D. Gregg, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of ReliaStar Life Insurance Company pursuant to powers of attorney duly executed by such persons.

                              /S/ STEWART D. GREGG
                       Stewart D. Gregg, Attorney-In-Fact

                                  EXHIBIT INDEX


8. (a) Participation Agreement by and between ReliaStar Life Insurance Company and The Alger American Fund and Fred Alger and Company, dated August 8, 1997.*



    (b) Amendment to Participation Agreement with Fidelity's Variable Insurance Products Fund, Fidelity Distributors Corporation and ReliaStar Life Insurance Company, dated July 24, 1997.*



    (c) Amendment to Participation Agreement with Fidelity's Variable Insurance Products Fund II, Fidelity Distributors Corporation and ReliaStar Life Insurance Company, dated July 24, 1997.*



    (d) Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series, dated August 8, 1997.*



    (e) Participation Agreement by and between ReliaStar Life Insurance Company and Neuberger&Berman Advisers Management Trust, Advisers Management Trust and Neuberger&Berman Management, Inc. ("NBMI"), effective August 8, 1997.*



    (f) Participation Agreement by and between ReliaStar Life Insurance Company and OCC Accumulation Trust and OCC Distributors, dated August 8, 1997.*



    (g) Service Agreement by and between ReliaStar Life Insurance Company, Fred Alger Management, Inc., dated August 8, 1997.*



    (h) Service Agreement by and between ReliaStar Life Insurance Company and Janus Capital Corporation, dated August 8, 1997.*



    (i) Service Agreement by and between ReliaStar Life Insurance Company and Neuberger&Berman Management, Inc., ("NBMI"), effective August 8, 1997.*



    (j) Service Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors, dated August 8, 1997.*


* Filed as an Exhibit to Select*Life Variable Account of ReliaStar Life Insurance Company on August 4, 1997, File No. 2-95392, and incorporated by reference herein.